LONG-TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
DEBT
Schedule of Company's debt

	June 30, 2012	December 31, 2011
	(in thousands)
$1,621.1 million term B-1 loans, expiring on November 3, 2016 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (325 basis points) with a floor of 125 basis points (total rate of 4.5% at December 31, 2011)	$—	$1,608,905

$150.0 million term B-2 loans, expiring on November 3, 2017 and bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (350 basis points) with a floor of 150 basis points (total rate of 5.0% at December 31, 2011)	—	150,000

$1,000.0 million term A loans, expiring on March 27, 2017, bearing interest payable quarterly based on the Company’s leverage ratio at a variable base rate (LIBOR) plus a spread rate (175 to 250 basis points) (total rate of 2.50% at June 30, 2012) and amortizing on a basis of 1.25% during each of the first eight quarters, 1.875% during each of the second eight quarters and 2.5% during each of the following three quarters with a balloon payment due at maturity	987,500	—

$250.0 million term B loans, expiring on March 27, 2019, bearing interest payable quarterly at a variable base rate (LIBOR) plus a spread rate (275 basis points) with a floor of 100 basis points (total rate of 3.75% at June 30, 2012) and amortizing on a basis of 1.0% per year with a balloon payment due at maturity	249,375	—

$10.1 million leasehold mortgage, expiring on August 10, 2021 and bearing interest payable monthly at a fixed rate (rate of 6.22% at June 30, 2012)	10,131	10,131

Less: Current portion of note payable and current portion of note payable to related party	(52,500)	(16,211)

Less: Original issue discount	(5,151)	(14,327)

Note payable and note payable to related party	$1,189,355	$1,738,498

	Original Debt		Refinanced Debt
(dollars in millions)	Amount Outstanding	Interest Rate	Amount Outstanding	Interest Rate
First Lien/Term B-1	$1,571.1	LIBOR + 400 bps; floor of 150 bps	$1,621.1	LIBOR + 325 bps; floor of 125 bps
Second Lien/Term B-2	$200.0	LIBOR + 675 bps; floor of 150 bps	$150.0	LIBOR + 350 bps; floor of 150 bps

Total	$1,771.1		$1,771.1